T. ROWE PRICE All-Cap Opportunities Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.3%
COMMUNICATION SERVICES 9.8%
Entertainment 2.8%
Liberty Media-Liberty Formula One, Class C (1) 1,335,798 78,144
Live Nation Entertainment (1) 570,297 43,366
Netflix (1) 327,757 77,167
198,677
Interactive Media & Services 4.1%
Alphabet, Class C (1) 2,654,179 255,199
Pinterest, Class A (1) 1,503,600 35,034
290,233
Wireless Telecommunication Services 2.9%
T-Mobile U.S. (1) 1,502,234 201,555
201,555
Total Communication Services 690,465
CONSUMER DISCRETIONARY 11.3%
Automobiles 2.1%
Rivian Automotive, Class A (1) 352,400 11,597
Tesla (1) 517,100 137,161
148,758
Hotels, Restaurants & Leisure 2.9%
Chipotle Mexican Grill (1) 57,700 86,709
Marriott International, Class A  565,009 79,181
Planet Fitness, Class A (1) 614,452 35,429
201,319
Internet & Direct Marketing Retail 1.4%
Alibaba Group Holding, ADR (1) 463,500 37,075
Amazon.com (1) 549,500 62,094
99,169
Specialty Retail 4.1%
AutoZone (1) 20,100 43,053
Best Buy  683,700 43,306
Burlington Stores (1) 291,704 32,639
Carvana (1) 336,276 6,826
Floor & Decor Holdings, Class A (1) 257,544 18,095
Home Depot  410,600 113,301
O'Reilly Automotive (1) 45,200 31,791
289,011
T. ROWE PRICE All-Cap Opportunities Fund

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica (1) 199,749 55,842
55,842
Total Consumer Discretionary 794,099
CONSUMER STAPLES 1.3%
Beverages 0.9%
Coca-Cola  1,151,600 64,513
64,513
Personal Products 0.4%
Olaplex Holdings (1) 3,058,966 29,213
29,213
Total Consumer Staples 93,726
ENERGY 4.8%
Oil, Gas & Consumable Fuels 4.8%
Cheniere Energy  259,700 43,087
EOG Resources  631,040 70,506
Exxon Mobil  1,574,400 137,461
Hess  475,819 51,859
Valero Energy  298,800 31,927
Total Energy 334,840
FINANCIALS 10.0%
Banks 0.9%
Western Alliance Bancorp  947,999 62,322
62,322
Capital Markets 6.4%
Charles Schwab  3,276,897 235,511
CME Group  398,545 70,594
Goldman Sachs Group  298,334 87,427
XP, Class A (1) 2,847,356 54,128
447,660
Insurance 2.7%
Chubb  1,058,926 192,598
192,598
Total Financials 702,580
HEALTH CARE 22.9%
Biotechnology 3.9%
AbbVie  235,219 31,569
Argenx, ADR (1) 212,300 74,952
Karuna Therapeutics (1) 90,227 20,295
Moderna (1) 471,862 55,798

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Regeneron Pharmaceuticals (1) 127,477 87,815
270,429
Health Care Equipment & Supplies 0.8%
Intuitive Surgical (1) 306,285 57,410
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,145 (1)(2)
(3) 2,428,492 1,603
59,013
Health Care Providers & Services 7.3%
Centene (1) 864,300 67,251
Elevance Health  130,700 59,369
HCA Healthcare  109,482 20,122
Humana  28,498 13,827
Molina Healthcare (1) 357,257 117,838
UnitedHealth Group  466,553 235,628
514,035
Health Care Technology 1.1%
Veeva Systems, Class A (1) 454,296 74,904
74,904
Life Sciences Tools & Services 4.8%
Danaher  432,400 111,685
Thermo Fisher Scientific  276,500 140,238
West Pharmaceutical Services  340,200 83,716
335,639
Pharmaceuticals 5.0%
AstraZeneca, ADR  1,452,922 79,678
Eli Lilly  622,600 201,318
Zoetis  458,300 67,961
348,957
Total Health Care 1,602,977
INDUSTRIALS & BUSINESS SERVICES 4.4%
Aerospace & Defense 0.8%
Airbus (EUR)  623,183 53,719
53,719
Industrial Conglomerates 1.8%
General Electric  914,014 56,586
Roper Technologies  189,600 68,188
124,774
Machinery 1.3%
Middleby (1) 685,701 87,886
87,886

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Road & Rail 0.5%
Saia (1) 176,731 33,579
33,579
Total Industrials & Business Services 299,958
INFORMATION TECHNOLOGY 23.7%
IT Services 7.8%
Adyen (EUR) (1) 31,837 39,706
Fiserv (1) 772,300 72,264
FleetCor Technologies (1) 93,864 16,536
Mastercard, Class A  86,800 24,681
Snowflake, Class A (1) 117,400 19,953
VeriSign (1) 438,400 76,150
Visa, Class A  1,684,992 299,339
548,629
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices (1) 489,762 31,031
ASML Holding  134,879 56,022
Texas Instruments  543,112 84,063
171,116
Software 7.6%
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $6,944 (1)(2)(3) 4,074 3,890
CCC Intelligent Solutions Holdings (1) 1,931,100 17,573
Ceridian HCM Holding (1) 526,214 29,405
Intuit  158,200 61,274
Microsoft  1,074,324 250,210
Salesforce (1) 543,126 78,123
Synopsys (1) 188,526 57,597
Workiva (1) 479,100 37,274
535,346
Technology Hardware, Storage & Peripherals 5.9%
Apple  3,019,653 417,316
417,316
Total Information Technology 1,672,407
MATERIALS 4.3%
Chemicals 3.9%
FMC  1,051,020 111,093
Nutrien  1,081,300 90,158
Sherwin-Williams  352,800 72,236
273,487

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.4%
Southern Copper  653,800 29,316
29,316
Total Materials 302,803
REAL ESTATE 1.1%
Equity Real Estate Investment Trusts 1.1%
AvalonBay Communities, REIT  424,100 78,115
Total Real Estate 78,115
UTILITIES 1.7%
Electric Utilities 1.7%
NextEra Energy  1,558,464 122,199
Total Utilities 122,199
Total Common Stocks (Cost $6,244,019) 6,694,169
CONVERTIBLE PREFERRED STOCKS 1.4%
COMMUNICATION SERVICES 0.4%
Interactive Media & Services 0.4%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,875 (1)(2)
(3) 159,769 28,269
Total Communication Services 28,269
CONSUMER DISCRETIONARY 0.2%
Leisure Products 0.2%
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $17,747 (1)(2)(3) 1,851,771 11,259
Total Consumer Discretionary 11,259
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $5,689 (1)(2)(3) 702,380 4,622
Treeline, Series A, Acquisition Date: 9/26/22, Cost $1,286 (1)(2)(3) 164,309 1,286
Total Health Care 5,908
INDUSTRIALS & BUSINESS SERVICES 0.3%
Aerospace & Defense 0.3%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $10,360 (1)(2)(3) 230,036 15,641
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $4,648 (1)(2)(3) 68,354 4,648
Total Industrials & Business Services 20,289

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date: 11/4/21, Cost $412 (1)(2)(3) 242 231
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $17 (1)(2)(3) 10 10
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,266 (1)(2)
(3) 166,137 15,238
Total Information Technology 15,479
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $8,661 (1)(2)(3) 182,704 14,251
Total Materials 14,251
Total Convertible Preferred Stocks (Cost $70,961) 95,455
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 251,953,476 251,953
Total Short-Term Investments (Cost $251,953) 251,953
Total Investments in Securities 100.3%
(Cost $6,566,933) $ 7,041,577
Other Assets Less Liabilities (0.3)% (19,890)
Net Assets 100.0% $ 7,021,687
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$100,948 and represents 1.4% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ —# $ — $ 1,513+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 238,566  ¤  ¤ $ 251,953^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,513 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $251,953.

T. ROWE PRICE All-Cap Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price All-Cap Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE All-Cap Opportunities Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE All-Cap Opportunities Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,595,251 $ 93,425 $ 5,493 $ 6,694,169
Convertible Preferred Stocks — — 95,455 95,455
Short-Term Investments 251,953 — — 251,953
Total $ 6,847,204 $ 93,425 $ 100,948 $ 7,041,577

T. ROWE PRICE All-Cap Opportunities Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2022, totaled $2,674,000 for the period ended
September 30, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F60-054Q3 09/22
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 9,420 $ (3,927) $ — $ 5,493
Convertible Preferred Stocks 87,568 6,601 1,286 95,455
Total $ 96,988 $ 2,674 $ 1,286 $ 100,948